Financial risk management (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreign exchange risk
Financial Risk [Line Items]
Financial risk, accounts payable and accrued liabilities and loan payable	$ 964,807	$ 753,763
Financial risk, interest rate fluctuation benchmark, percentage	10.00%
Financial risk, financial instrument maximum exposure	96,481
Interest rate risk
Financial Risk [Line Items]
Financial risk, short-term investments		17,782
Financial risk, interest rate fluctuation benchmark, percentage		10.00%
Liquidity risk
Financial Risk [Line Items]
Financial risk, financial instrument maximum exposure	1,125,392	582,173
Credit risk
Financial Risk [Line Items]
Financial risk, financial instrument maximum exposure	$ 45,499	$ 38,802